Employees Benefit Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Employees Benefit Expenses [Abstract]
Schedule of Employees Benefit Expenses
	Six months ended June 30, 2023	Six months ended June 30, 2024
	RM	RM	USD
Wages and salaries	6,860,747	7,064,194	1,497,540
Defined contribution plan	514,817	593,912	125,904
Other short-term benefits	394,661	47,320	10,031
Total	7,770,225	7,705,426	1,633,475
	Six months ended June 30, 2023	Six months ended June 30, 2024
	RM	RM	USD
Wages and salaries	1,758,118	1,808,696	383,426
Defined contribution plan	118,080	84,000	17,807
Other short-term benefits	1,159	1,147	243
Total	1,877,357	1,893,843	401,476